-------------------------------------------------------------------------------










CALIFORNIA
DAILY
TAX FREE
INCOME
FUND, INC.




                      Annual Report
                    December 31, 1995



-------------------------------------------------------------------------------

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CALIFORNIA
DAILY TAX FREE                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                  212/830-5200

===============================================================================





Dear Shareholder:



We are pleased to present the annual report of California Daily Tax Free Income Fund, Inc. for the year ended December 31, 1995.


The Fund had net assets of $171,808,255 as of December 31, 1995. Dividends earned on a share held throughout the year were $0.32 which, when adjusted for the compounding effect of the reinvestment of dividends, represents a 3.28% yield on an annual basis.


We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,

\s\Steven W. Duff



Steven W. Duff
President



-------------------------------------------------------------------------------

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CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1995
===============================================================================


                                                                                                                  Ratings (a)
                                                                                                                -------------------
  Face                                                                        Maturity                Value               Standard
 Amount                                                                        Date       Yield     (Note 1)    Moody's  & Poors
 ------                                                                        ----       -----      -------    -------    -------
Other Tax Exempt Investments (23.57%)
-----------------------------------------------------------------------------------------------------------------------------------
$5,000,000 California State RAW - Series C
           LOC (14)*                                                          04/25/96    3.65 %    $ 5,030,524    MIG-1    SP-1
 4,310,000 California State RAW - Series C
           LOC (14)*                                                          04/25/96    3.65        4,336,301    MIG-1    SP-1
 5,000,000 County of Fresno, CA Sanger USDF TRAN                              11/07/96    3.74        5,028,544             SP-1+
 3,000,000 Los Angeles County, CA TRAN
           LOC Credit Suisse/Morgan Guaranty/Swiss Bank Corporation
           Union Bank of Switzerland/West Land Girozentrale/Bank of America   07/01/96    3.64        3,010,792    MIG-1    SP-1+
 5,000,000 Los Angeles County, CA TRAN
           LOC Credit Suisse/Morgan Guaranty/Swiss Bank Corporation
           Union Bank of Switzerland/West Land Girozentrale/Bank of America   07/01/96    3.24        5,027,626    MIG-1    SP-1+
10,000,000 Los Angeles County, CA TRAN
           LOC Credit Suisse/Morgan Guaranty/Swiss Bank Corporation
           Union Bank of Switzerland/West Land Girozentrale/Bank of America   07/01/96    3.74       10,033,316    MIG-1    SP-1+
 1,000,000 San Diego County, CA TRAN
           LOC Nations West/Banque Nationale de Paris                         09/30/96    3.69        1,004,984    MIG-1    SP-1
 1,000,000 San Diego, CA USDF TRAN - Series A
           LOC Westdeutsche Landesbank Girozentrale                           10/10/96    3.74        1,006,678   VMIG-1
 1,000,000 San Jose, CA Airport Revenue
           FGIC Insured                                                       03/01/96    3.64        1,001,073    Aaa      AAA
 5,000,000 Ventura County, CA TRAN                                            07/02/96    3.74        5,016,754    MIG-1    SP-1+
----------                                                                                           ----------
40,310,000 Total Other Tax Exempt Investments                                                        40,496,592
----------                                                                                           ----------
Other Variable Rate Demand Instruments (c) (47.90%)
-----------------------------------------------------------------------------------------------------------------------------------
$2,800,000 Alameda County, CA IDRB Refunding Bonds
           (Hoover Universal) - Series 1994                                   06/01/04    5.90 %   $ 2,800,000     VMIG-1     A1
   400,000 California HFA (Sutter Health) - Series 1990A
           LOC Morgan Guaranty                                                03/01/20    5.85         400,000     VMIG-1     A1+
 3,800,000 California PCFA Refunding RB
           (Atlantic Richfield Company Project) - Series 1994A                12/01/24    6.05       3,800,000     VMIG-1     A1
 1,100,000 California PCFA Refunding RB
           (Southern California Edison) - Series D                            02/28/08    5.40       1,100,000     VMIG-1     A1+
   700,000 California PCFA Refunding RB
           (Southern California Edison) - Series A                            02/28/08    5.40         700,000     VMIG-1     A1
 2,500,000 California PCFA Solid Waste Disposal
           (Western Waste Industrial Project)
           LOC Citibank                                                       12/01/00    5.38       2,500,000     VMIG-1



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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===============================================================================

                                                                                                                  Ratings (a)
                                                                                                                ----------------
   Face                                                                      Maturity                Value              Standard
  Amount                                                                      Date       Yield     (Note 1)     Moody's  & Poors
  ------                                                                      ----       -----     --------     -------    -----

Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,400,000  California PCRB Financial Authority
             (Southern California Edison) - Series B                         02/28/08    5.40 %    $ 2,400,000   VMIG-1     A1+
  7,500,000  City of Anaheim, CA COP (1993 Refunding Projects)
             AMBAC Insured                                                   08/01/19    5.30        7,500,000   VMIG-1     A1
  1,500,000  City of Los Angeles IDRB (Cereal Food Processors, Inc. Project)
             LOC Commerzbank A.G.                                            12/01/05    5.05        1,500,000              A1
  2,560,000  County of Contra Costa
             (GNMA Collateralized Del Norte Place Apartments)
             LOC Sumitomo Bank, Ltd.                                         10/20/28    5.85        2,560,000              A1
  1,175,000  Fullerton, CA IDA RB (PCL Packaging)
             LOC Bank of Nova Scotia                                         12/01/04    5.00        1,175,000              A1+
  1,000,000  Irwindale, CA IDRB
             (Toys R' Us, Incorporated Project) - Series 1984
             LOC Bankers Trust Company                                       12/01/19    5.13        1,000,000    Aa2
  3,000,000  Los Angeles County, CA HFA MHRB
             (Sand Canyon Ranch Project) - Series F
             LOC Citibank                                                    11/01/06    5.30        3,000,000              A1+
  5,700,000  Los Angeles County, CA TRAN
             Common Sales Tax Revenue  - Series A
             FGIC Insured                                                    07/01/12    5.10        5,700,000   VMIG-1     A1
  1,000,000  Los Angeles, CA (Harbor Cove Project)
             LOC Citibank                                                    10/01/06    5.15        1,000,000              A1+
  7,700,000  Ontario, CA IDA (LD Brinkman & Company)
             LOC Barclays Bank                                               04/01/15    5.90        7,700,000    P1
  1,000,000  Orange County, CA (Radnor Aragon Corporation)
             LOC Bank of Nova Scotia                                         08/01/19    5.13        1,000,000    Aa2
    305,000  Oxnard, CA (Channel Island Business Center Project)
             LOC Wells Fargo Bank, N.A.                                      07/01/05    5.23          305,000   VMIG-1
  4,500,000  Rohnert Park, CA MHRB
             (Crossbrook Apartments Project) - Series A                      06/15/25    5.00        4,500,000              A1+
  5,000,000  Sacramento County, CA MHRB (Shadowood Apartments Project)
             LOC General Electric Capital Corporation                        12/01/22    5.20        5,000,000              A1+
  3,000,000  San JoaQuin County Transportation Authority Sales Tax RB
             - Series 1993
             LOC Sumitomo Bank, Ltd.                                         04/01/11    5.15        3,000,000   VMIG-1     A1



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1995
===============================================================================

                                                                                                                        Ratings (a)
                                                                                                                   ----------------
  Face                                                                            Maturity              Value              Standard
 Amount                                                                            Date      Yield    (Note 1)     Moody's  & Poors
 ------                                                                            ----      -----    --------     -------    -----
Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------

$ 2,200,000  Santa Clara County, CA Transit District
             Refunding Equipment Trust
             LOC Sumitomo Bank, Ltd.                                              06/01/15   5.85 %   $ 2,200,000     VMIG-1
  7,000,000  Southeast Resource Recovery Facilities
             California Lease Revenue - Series A
             LOC Industrial Bank of Japan, Ltd.                                   12/01/18   5.15       7,000,000     VMIG-1    A1
  4,000,000  Southern California (Public Power Authority Transmission Project) RB
             (1991 Subordinate)
             LOC Swiss Bank Corporation                                           07/01/19   4.75       4,000,000     VMIG-1    A1+
  2,100,000  The City of Los Angeles MHRB
             (Coral Wood County Project) -  Series 1995D
             LOC Union Bank of California                                         11/01/25   5.15       2,100,000     VMIG-1
  3,700,000  The City of Los Angeles MHRB
             (Orangewood County Project) - Series 1995C
             LOC Union Bank of California                                         11/01/25   5.15       3,700,000     VMIG-1
 2,155,000   Town of Windsor Variable Rate Demand MHRB
             (Oakmount at Windsor Project)
             LOC Banque Paribas                                                   08/01/25   5.25       2,155,000               A1
 2,500,000   Visalia, CA IDRB (Savannah Foods)
             LOC Trust Co. Bank of Atlanta                                        06/01/05   5.25       2,500,000       Aa3
-----------                                                                                            ----------
 82,295,000  Total Other Variable Rate Demand Instruments                                              82,295,000
 ----------                                                                                            ----------

Put Bonds (d) (1.60%)
-----------------------------------------------------------------------------------------------------------------------------------

$ 2,745,000  California PCFA PCRB (Chevron USA Incorporated Project)              11/15/96   3.66 %   $ 2,751,914       Aa2     AA
 ----------                                                                                            ----------
  2,745,000  Total Put Bonds                                                                            2,751,914
 ----------                                                                                            ----------

Revenue Bonds (0.87%)
-----------------------------------------------------------------------------------------------------------------------------------

$ 1,500,000   California HFA Housing Mortgage RB -  Series 1995E
              FGIC Insured                                                     02/01/96    4.60 %    $ 1,500,000     VMIG-1    A1+
  ---------                                                                                            ---------
  1,500,000   Total Revenue Bonds                                                                      1,500,000
  ---------                                                                                            ---------

Tax Exempt Commercial Paper (22.88%)
-----------------------------------------------------------------------------------------------------------------------------------

$ 3,010,000  California PCFA PCRB (Pacific Gas & Electric) - Series 1988C (d)
             LOC Credit Suisse                                                 02/14/96    3.50 %    $ 3,010,000               A1+
  4,000,000  California PCFA PCRB (Pacific Gas & Electric) - Series F (d)
             LOC Banque Nationale de Paris                                     01/10/96    3.75        4,000,000               A1+




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                       See Notes to Financial Statements.

-------------------------------------------------------------------------------



===============================================================================

                                                                                                                    Ratings (a)
                                                                                                                  -----------------
  Face                                                                           Maturity              Value               Standard
 Amount                                                                           Date      Yield    (Note 1)     Moody's  & Poors
 ------                                                                           ----      -----    --------     -------    -----

Tax Exempt Commercial Paper (Continued)
-----------------------------------------------------------------------------------------------------------------------------------

$ 4,000,000  California PCFA PCRB (Pacific Gas & Electric) - Series F (d)
             LOC Banque Nationale de Paris                                       02/07/96   3.40 %   $ 4,000,000              A1+
  3,000,000  California PCFA PCRB
             (Southern California Edison) - Series 1985A (d)                     02/20/96   3.65       3,000,000    P1        A1
  3,100,000  California PCFA PCRB
             (Southern California Edison) - Series 1985A (d)                     03/06/96   3.20       3,100,000    P1        A1
 10,800,000  Puerto Rico Government Development Bank                             01/11/96   3.40      10,800,000              A1+
  1,500,000  Riverside County, CA Transportation Commission Sales Tax RB (b)
             LOC Industrial Bank of Japan, Ltd.                                  01/10/96   3.50       1,500,000
  2,900,000  San Diego County, CA Water Authority                                01/23/96   3.55       2,900,000    P1        A1
  3,000,000  The City of Long Beach Harbor Department, CA - Series A             01/16/96   3.80       3,000,000    P1        A1+
  4,000,000  West & Central Water Basin Municipal Water District                 04/03/96   3.45       4,000,000    P1        A1+
 ----------                                                                                           ----------
 39,310,000  Total Tax Exempt Commercial Paper                                                        39,310,000
 ----------                                                                                           ----------
Variable Rate Demand Instruments - Private Placements (c) (3.64%)
-----------------------------------------------------------------------------------------------------------------------------------

$ 4,065,000  Gene E. Lynn Nursing Home
             LOC Bank of America (b)                                             12/01/15   5.48 %   $  4,065,000
  2,180,000  IDA County Riverside, CA IDRB (National RV Incorporated Project)
             LOC Union Bank                                                      12/01/03   5.10        2,180,000   P1         A1+
  ---------                                                                                          ------------
  6,245,000  Total Variable Rate Demand Instruments - Private Placements                                6,245,000
  ---------                                                                                          ------------
             Total Investments (100.46%)(Cost $172,598,506+)                                          172,598,506
             Liabilities In Excess of Cash and Other Assets (-0.46%)                                  (   790,251)
                                                                                                     ------------
             Net Assets (100.00%), 171,823,867 Shares Outstanding (Note 3)                           $171,808,255
                                                                                                     ============
             Net Asset Value, Offering and Redemption Price Per Share                                $       1.00
                                                                                                     ============

             +  Aggregate cost for federal income tax purposes is identical.

             * Bank of America/Morgan  Guaranty/Sumitomo  Bank/Banque Nationale de
             Paris/   Bank   of   Nova   Scotia/Canadian    Imperial   Bank   of
             Commerce/Society    Generale/    Citibank/Credit     Suisse/Nations
             West/Toronto Dominion/Chemical/ Swiss Bank/ West Deutche Landesbank



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1995
===============================================================================


FOOTNOTES:

(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated is the next put date.


KEY:
      COP      =  Certificate of Participation                PCFA     =  Pollution Control Finance Authority
      HFA      =  Housing Finance Agency                      PCRB     =  Pollution Control Revenue Bond
      IDA      =  Industrial Development Authority            RAW      =  Revenue Anticipation Warrant
      IDRB     =  Industrial Development Revenue Bond         RB       =  Revenue Bond
      MHRB     =  Multi-Family Housing Revenue Bond           TRAN     =  Tax and Revenue Anticipation Note
                                                              USDF     =  Unified School District Fund


-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995
===============================================================================



INVESTMENT INCOME


Income:
  Interest......................................................................      $         4,174,084
                                                                                       ------------------
Expenses: (Note 2)
   Investment management fee....................................................                  321,501
   Administration fee...........................................................                  215,873
   Shareholder servicing fee....................................................                  214,334
   Custodian expenses...........................................................                   20,872
   Shareholder servicing and related shareholder expenses.......................                   89,891
   Legal, compliance and filing fees............................................                   27,337
   Audit and accounting.........................................................                   49,705
   Directors' fees..............................................................                   10,061
   Other........................................................................                    5,975
                                                                                       ------------------
       Total expenses...........................................................                  955,549
       Less: Fees waived (Note 2) ..............................................      (           236,467)
              Expenses paid indirectly..........................................      (            16,408)
                                                                                       ------------------
       Net expenses.............................................................                  702,674
                                                                                       ------------------
Net investment income...........................................................                3,471,410
                                                                                       ------------------

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................                   -0-
                                                                                       ------------------
Increase in net assets from operations..........................................      $         3,471,410
                                                                                       ==================



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1995 AND 1994
===============================================================================




                                                                              1995                       1994
                                                                      -----------------           -----------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income......................................      $      3,471,410            $       2,986,671
     Net realized gain (loss) on investments....................               -0-                (          12,387)
                                                                       ---------------             ----------------

Increase in net assets from operations..........................             3,471,410                    2,974,284


Dividends to shareholders from net investment income............      (      3,471,410)*          (       2,986,671)*
Capital share transactions (Note 3).............................            66,687,982            (      12,126,851)
                                                                       ---------------             ----------------
     Total increase (decrease)..................................            66,687,982            (      12,139,238)
Net assets:
     Beginning of year..........................................           105,120,273                  117,259,511
                                                                       ---------------             ----------------
     End of year................................................      $    171,808,255            $     105,120,273
                                                                       ===============             ================


* Designated as exempt-interest dividends for federal income tax purposes.


-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

===============================================================================

1. Summary of Accounting Policies.

California Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

    a) Valuation of Securities -

    Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

    b) Federal Income Taxes -

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

    c) Dividends and Distributions -

    Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

    d) Use of Estimates -

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    e) General -

    Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .30% of the Fund's average daily net assets. The Manager is required to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) to the extent that such expenses, including the investment management and the shareholder servicing and administration fees, for any fiscal year exceed 2.5% of the first $30 million of the Fund's average net assets, 2% of the next $70 million of its average net assets, and 1.5% of its average net assets in excess of $100 million. No such reimbursement was required for the year ended December 31, 1995.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================

2. Investment Management Fees and Other Transactions with Affiliates
   (Continued).

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets. Prior to December 1, 1995, the administration fee was .20%.

The Manager is a wholly-owned subsidiary of New England Investment Companies, L.P. ("NEIC"). On August 16, 1995, New England Mutual Life Insurance Company ("The New England"), the owner of NEIC's general partner and a majority owner of the limited  partnership  interest in NEIC,  entered  into an agreement to merge with Metropolitan Life Insurance Company ("MetLife"), with MetLife to be the survivor of the merger. The merger is subject to
several  conditions,   including  the  required  approval,   by shareholders
of the Fund of a proposed new investment advisory agreement, intended to take effect at the time of the merger. The new agreement will be substantially similar to the existing agreement.

Pursuant to a Distribution Plan adopted under Securities and Exchange
Commission Rule 12b-1, the Fund and Reich & Tang  Distributors  L.P.
(the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the year ended December 31, 1995, the Manager and the Distributor voluntarily waived administration fees and shareholder servicing fees of $22,133, and $214,334, respectively.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $32,917 paid to Reich & Tang Services L.P., an affiliate of the Manager, as servicing agent for the Fund. Included in the Statement of Operations under the caption "Custodian expenses" are expense offsets of $16,408.

 3. Capital  Stock.

 At December 31, 1995, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $171,823,867. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                             Year                            Year
                                                             Ended                           Ended
                                                       December 31, 1995               December 31, 1994
                                                       -----------------               -----------------

Sold...........................................              378,553,200                     461,860,925
Issued on reinvestment of dividends............                2,706,820                       2,013,039
Redeemed.......................................       (      314,572,038)            (       476,000,815)
                                                      ------------------             -------------------
Net increase (decrease)........................               66,687,982             (        12,126,851)
                                                      ==================             ===================


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

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===============================================================================






4. Sales of Securities.

Accumulated undistributed realized losses at December 31, 1995 amounted to $15,612. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire December 31, 1999 through December 31, 2002.

5.  Concentration  of Credit Risk.

The Fund invests primarily in  obligations of political  subdivisions  of the
State of California and,   accordingly,   is  subject  to  the  credit  risk
associated with the non-performance of such issuers. Approximately 59% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Selected Financial Information.

                                                             Year Ended December 31,
                                             ----------------------------------------------------------



                                              1995          1994         1993         1992         1991
                                             ------        ------       ------       ------       -----

Per Share Operating Performance:
(for a share outstanding throughout the year)

Net asset value, beginning of year....      $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                             ------        ------       ------       ------       -----

Net investment income                         0.032         0.024        0.021        0.023        0.038

Dividends from net investment income..     (  0.032)      ( 0.024)     ( 0.021)     ( 0.023)     ( 0.038)
                                             ------        ------       ------       ------       -----

Net asset value, end of year..........      $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                             ======        ======       ======       ======        ====

Total Return                                  3.28%         2.45%        2.16%        2.35%        3.83%

Ratios/Supplemental Data

Net assets, end of year (000).........      $171,808     $105,120     $117,260      $90,795      $83,525
Ratios to average net assets:
   Expenses...........................        0.67%+        0.56%+       0.35%+       0.68%+       0.74%+
   Net investment income..............        3.24%+        2.40%+       2.14%+       2.34%+       3.77%+


+ Net  of  management,   administration  and  shareholder  servicing  fees  waived
  equivalent to .22%, .28%, .54%, .29%, and .23% of average net assets.




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


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CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT
===============================================================================


The Board of Directors and Shareholders
California Daily Tax Free Income Fund, Inc.


We have audited the accompanying statement of net assets of California Daily Tax Free Income Fund, Inc. as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the selected financial information for each of the five years in the period then ended. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of California Daily Tax Free Income Fund, Inc. as of December 31, 1995, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.



\s\McGladrey & Pullen, LLP




New York, New York
January 26, 1996



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



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This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
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                  California Daily Tax Free Income Fund, Inc.
                      600 Fifth Avenue
                      New York, New York 10020



                  Manager
                    Reich & Tang Asset Management L.P.
                    600 Fifth Avenue
                    New York, New York 10020



                  Custodian, Transfer Agent &
                  Dividend Disbursing Agent
                   Investors Fiduciary Trust Company
                   127 West 10th Street
                   Kansas City, MO 64105



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